Schedule of investments
Nomura Ultrashort Fund	December 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities — 8.65%
Freddie Mac Multifamily Structured Pass Through Certificates Series K058 A2 2.653% 8/25/26 ♦	2,500,000	$ 2,478,587
FREMF Mortgage Trust
Series 2016-K54 B 144A 4.137% 4/25/48 #, •	3,945,000	3,932,364
Series 2017-K68 B 144A 3.84% 10/25/49 #, •	2,000,000	1,977,737
Series 2019-K734 B 144A 4.17% 2/25/51 #, •	1,500,000	1,494,730
Series 2020-K737 B 144A 3.328% 1/25/53 #, •	2,000,000	1,978,546
Total Agency Commercial Mortgage-Backed Securities (cost $11,764,308)		11,861,964

Collateralized Loan Obligations — 3.12%
AIMCO CLO Series 2017-AA BR2 144A 5.384% (TSFR03M + 1.50%, Floor 1.50%) 1/20/38 #, •	280,000	279,169
Goldentree Loan Management US CLO 15 Series 2022-15A XR2 144A 4.662% (TSFR03M + 0.80%, Floor 0.80%) 10/20/38 #, •	3,000,000	3,000,000
Symphony CLO 49 Series 2025-49A B 144A 5.993% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	1,000,000	1,001,128
Total Collateralized Loan Obligations (cost $4,284,121)		4,280,297

Corporate Bonds — 4.93%
Banking — 0.81%
Fifth Third Bank 3.85% 3/15/26	1,110,000	1,109,224
		1,109,224
Capital Goods — 1.67%
Ashtead Capital 144A 1.50% 8/12/26 #	1,175,000	1,155,217
Boeing 2.196% 2/4/26	1,145,000	1,142,867
		2,298,084
Consumer Cyclical — 1.61%
Ford Motor Credit 6.95% 6/10/26	1,095,000	1,104,730
General Motors Financial 5.40% 4/6/26	1,105,000	1,108,940
		2,213,670
NQ- 097 [1225] 0226 (5191634)    1

Schedule of investments
Nomura Ultrashort Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies — 0.84%
AerCap Ireland Capital DAC 2.45% 10/29/26	1,165,000	$ 1,149,486
		1,149,486
Total Corporate Bonds (cost $6,750,903)		6,770,464

Non-Agency Asset-Backed Securities — 38.92%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	1,350,000	1,354,938
ARI Fleet Lease Trust Series 2024-B A2 144A 5.54% 4/15/33 #	971,870	978,864
CARDS II Trust Series 2024-1A A 144A 4.406% (SOFR + 0.68%, Floor 0.68% ) 7/15/29 #, •	1,897,000	1,900,368
CNH Equipment Trust
Series 2022-A A3 2.94% 7/15/27	387,737	387,346
Series 2024-B A2A 5.42% 10/15/27	392,017	392,504
Series 2025-A A2B 4.314% (SOFR + 0.33%) 8/15/28 •	1,612,717	1,612,400

Dell Equipment Finance Trust Series 2024-1 A3 144A 5.39% 3/22/30 #	1,854,055	1,867,285
Domino's Pizza Master Issuer Series 2018-1A A2II 144A 4.328% 7/25/48 #	2,842,500	2,834,167
Enterprise Fleet Financing
Series 2022-4 A2 144A 5.76% 10/22/29 #	112,490	112,871
Series 2023-2 A2 144A 5.56% 4/22/30 #	1,438,888	1,446,889
Series 2023-3 A2 144A 6.40% 3/20/30 #	884,078	894,952
Series 2025-1 A2 144A 4.65% 10/20/27 #	1,412,721	1,418,672

GM Financial Consumer Automobile Receivables Trust Series 2025-3 B 4.53% 9/16/31	1,225,000	1,237,006
GMF Floorplan Owner Revolving Trust
Series 2023-1 A2 144A 5.134% (SOFR + 1.15%) 6/15/28 #, •	1,000,000	1,002,990
Series 2024-3A A1 144A 4.68% 11/15/28 #	2,600,000	2,617,306

Harley-Davidson Motorcycle Trust Series 2022-A A4 3.26% 1/15/30	1,363,556	1,361,189
Hyundai Auto Lease Securitization Trust
Series 2024-A A3 144A 5.02% 3/15/27 #	1,176,936	1,179,439
Series 2024-C A3 144A 4.62% 4/17/28 #	700,000	704,381
Series 2024-C B 144A 4.97% 2/15/29 #	2,500,000	2,526,727

Hyundai Auto Receivables Trust Series 2025-D A2A 4.03% 11/15/28	1,300,000	1,302,742
John Deere Owner Trust
Series 2023-A A3 5.01% 11/15/27	718,259	721,564
2    NQ- 097 [1225] 0226 (5191634)

	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
John Deere Owner Trust
Series 2023-C A3 5.48% 5/15/28	1,152,316	$ 1,162,597

Mercedes-Benz Auto Lease Trust Series 2024-A A2B 4.404% (SOFR + 0.42%) 2/16/27 •	298,166	298,214
Navistar Financial Dealer Note Master Owner Trust II Series 2025-1 A 144A 4.18% 9/25/30 #	2,000,000	2,007,859
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 4.884% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	2,000,000	2,009,407
PFS Financing
Series 2023-B A 144A 5.27% 5/15/28 #	1,602,000	1,609,259
Series 2024-C A 144A 4.784% (SOFR + 0.80%, Floor 0.80%) 4/15/28 #, •	1,000,000	1,000,683
Series 2024-E A 144A 4.834% (SOFR + 0.85%) 7/15/28 #, •	1,630,000	1,632,971
Series 2025-A A 144A 4.634% (SOFR + 0.65%, Floor 0.65%) 1/15/29 #, •	1,250,000	1,250,964
Santander Drive Auto Receivables Trust
Series 2023-3 B 5.61% 7/17/28	1,917,668	1,924,201
Series 2025-1 B 4.88% 3/17/31	2,500,000	2,519,792
Series 2025-2 A2 4.71% 6/15/28	1,257,955	1,259,832

Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	920,000	919,438
Toyota Auto Receivables Owner Trust
Series 2023-A A3 4.63% 9/15/27	513,640	514,820
Series 2024-C A2A 5.16% 5/17/27	487,381	487,982

Toyota Lease Owner Trust Series 2024-B A2B 144A 4.358% (SOFR + 0.44%) 2/22/27 #, •	337,674	337,731
Verizon Master Trust Series 2025-9 A1B 4.363% (SOFR + 0.42%) 10/21/30 •	3,250,000	3,250,729
World Omni Auto Receivables Trust
Series 2023-A A3 4.83% 5/15/28	874,160	876,115
Series 2023-C A3 5.15% 11/15/28	673,697	677,643

World Omni Automobile Lease Securitization Trust Series 2025-A A2B 4.374% (SOFR + 0.39%) 12/15/27 •	1,806,323	1,807,196
Total Non-Agency Asset-Backed Securities (cost $53,258,312)		53,402,033

Non-Agency Collateralized Mortgage Obligations — 5.21%
Connecticut Avenue Securities Trust Series 2025-R06 1A1 144A 4.774% (SOFR + 0.90%) 9/25/45 #, •	3,086,593	3,088,689
NQ- 097 [1225] 0226 (5191634)    3

Schedule of investments
Nomura Ultrashort Fund
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-DNA2 M1A 144A 5.965% (SOFR + 2.10%) 4/25/43 #, •	1,336,296	$ 1,354,792
Series 2025-DNA3 A1 144A 4.824% (SOFR + 0.95%) 9/25/45 #, •	1,775,000	1,775,475
Series 2025-DNA4 A1 144A 4.774% (SOFR + 0.90%) 10/25/45 #, •	925,000	926,159
Total Non-Agency Collateralized Mortgage Obligations (cost $7,141,960)		7,145,115

Commercial Papers — 31.50%
Banking — 8.39%
Banco Santander Chile 4.479% 8/3/26	5,000,000	4,874,733
BPCE 3.995% 6/3/26	2,500,000	2,460,017
HSBC USA 4.544% 6/5/26	4,250,000	4,179,243
		11,513,993
Capital Goods — 3.46%
Parker-Hannifin 4.057% 1/15/26	4,750,000	4,742,425
		4,742,425
Consumer Cyclical — 7.28%
American Honda Finance
3.807% 1/9/26	2,500,000	2,497,621
3.879% 1/13/26	2,500,000	2,496,569
Hyundai Capital America
3.92% 2/4/26	2,500,000	2,490,598
3.927% 1/8/26	2,500,000	2,497,896
		9,982,684
Consumer Non-Cyclical — 4.36%
Brown-Forman
3.919% 1/22/26	3,500,000	3,491,932
4.003% 2/4/26	1,500,000	1,494,504

Kimberly-Clark 3.703% 1/8/26	1,000,000	999,159
		5,985,595
Electric — 3.64%
DTE Electric
3.819% 1/7/26	2,000,000	1,998,510
3.84% 1/6/26	3,000,000	2,998,089
		4,996,599
4    NQ- 097 [1225] 0226 (5191634)

	Principalamount°	Value (US $)
Commercial Papers (continued)
Financial Services — 1.82%
Cargill Global Funding 3.661% 1/2/26	2,500,000	$ 2,499,746
		2,499,746
Technology — 2.55%
Experian Finance 3.878% 1/2/26	3,500,000	3,499,262
		3,499,262
Total Commercial Papers (cost $43,209,660)		43,220,304
	Number of shares
Short-Term Investments — 7.52%
Money Market Mutual Funds — 0.63%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	216,934	216,934
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	216,934	216,934
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	216,934	216,934
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	216,934	216,934
		867,736
	Principal amount°
US Treasury Obligations — 6.89%
US Treasury Bill
3.85% 2/3/26^	5,000,000	4,984,439
3.92% 3/5/26^	4,500,000	4,472,703
		9,457,142
Total Short-Term Investments (cost $10,320,012)		10,324,878
Total Value of Securities—99.85% (cost $136,729,276)		137,005,055

Receivables and Other Assets Net of Liabilities—0.15%		202,194
Net Assets Applicable to 13,771,409 Shares Outstanding—100.00%		$137,207,249
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
NQ- 097 [1225] 0226 (5191634)    5

Schedule of investments
Nomura Ultrashort Fund
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of Rule 144A securities was $52,217,229, which represents 38.06% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
6    NQ- 097 [1225] 0226 (5191634)